Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Dry-Docking Activity
Dry-docking activity for the three years ended December 31, 2019, 2018 and 2017 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	$	$	$
Balance at beginning of the year	42,538	42,829	49,238
Cost incurred for dry-docking	13,546	23,602	17,183
Dry-docking amortization	(19,146)	(23,893)	(22,870)
Write-down / sale of vessels with capitalized dry-dock costs	—	—	(722)
Balance at end of the year	36,938	42,538	42,829